Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 652,000
Previously Paid Amount	0.00
Total Fee Amount	90.04
Total Offset Amount	0.00
Net Fee	90.04
Narrative - Max Aggregate Offering Price	$ 652,000
Final Prospectus	true